Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
AES Corp Retirement Savings Plan [Domain]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	INVESTMENTS
All of the Plan's investments are measured at quoted market prices in active markets for identical assets except for its investments in collective investment trusts, which are measured at net asset value. The following table sets forth the Plan’s investments by type:

		December 31,
	Pricing Category	2025	2024
Collective Investment Trusts	Level 1	$730,224,562	$527,740,064
Self-Directed Investments	Level 1	80,047,981	71,122,755
The AES Corporation Common Stock	Level 1	31,451,624	29,651,191
Money Market Funds	Level 1	5	25,023,610
Mutual Funds	Level 1	—	64,519,325
Total investments		$841,724,172	$718,056,945
The Company’s stock is traded on the New York Stock Exchange. The Plan’s investment in the Company’s stock is stated at the closing quoted price. At December 31, 2025 and 2024, the closing quoted price of the Company’s common stock was $14.34 and $12.87 per share, respectively.